TAXATION - Schedule Of Movements Of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
TAXATION
Balance at beginning of the year/period	¥ 334,848	¥ 250,032
Additions	9,977	84,816
Balance at end of the year/period	¥ 344,825	¥ 334,848